[Investors Bank and Trust Company
200 Clarendon Street
Boston, MA 02116]

January 5, 2006

BY EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  iShares, Inc. (the “Company”), File Nos. 33-97598, 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the prospectus and statement of additional information for the Funds of the Company dated January 1, 2006, do not differ from that contained in Post-Effective Amendment No. 30 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment was filed electronically on December 22, 2005.

Please address all questions regarding this filing to the undersigned at (617) 937-7270.

Very truly yours,

/s/ Peter W. Kronberg

Peter W. Kronberg, Esq.